6. PROPERTY PLANT & EQUIPMENT: Schedule of Property, Plant and Equipment (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Computer Equipment
Property, Plant and Equipment, Gross	$ 103,746	$ 77,768
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(60,763)	(46,436)
Property Plant & Equipment, net	42,983	31,332
Furniture and Fixtures
Property, Plant and Equipment, Gross	4,146	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(69)	0
Property Plant & Equipment, net	4,077	0
Vehicles
Property, Plant and Equipment, Gross	202,927	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(6,577)	0
Property Plant & Equipment, net	196,351	0
Leasehold Improvements
Property, Plant and Equipment, Gross	59,410	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,226)	0
Property Plant & Equipment, net	58,184	0
Office Equipment
Property, Plant and Equipment, Gross	117,751	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(2,651)	0
Property Plant & Equipment, net	115,100	0
Property Plant & Equipment, net	$ 416,695	$ 31,332